Related parties	6 Months Ended
Jun. 30, 2022
Related party transactions [abstract]
Related parties	Related parties
Key management personnel compensation

The compensation presented below, granted to the members of the Executive Board and Supervisory Board was recognized in expenses over the period shown:

	For the six-month period ended June 30,
(in thousands of euros)	2022	2021
Salaries, wages and benefits	486	610
Share-based payments	1,131	743
Supervisory Board’s fees	95	245
Total compensation to related parties	1,712	1,598

The methods used to measure share-based payments are presented in Note 17 Share-based payments of the Company’s financial statements as of and for the year ended December 31, 2021.